SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		$ 101,980	$ 90,435	$ 97,035
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		70,408	52,183	57,559
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		22,567	27,686	29,466
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 9,005	$ 10,566	$ 10,010

[1]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.